Leuthold Grizzly Short Fund
Schedule of Investments
June 30, 2026 (Unaudited)

U.S. TREASURY BILLS - 19.8%	Par		Value
3.60%, 07/30/2026 (a)	$ 5,000,000		$ 4,985,621
TOTAL U.S. TREASURY BILLS (Cost $4,985,621)			4,985,621

TOTAL INVESTMENTS (b) - 19.8% (Cost $4,985,621)			4,985,621
Money Market Deposit Account - 79.0% (b)(c)			19,920,511
Other Assets in Excess of Liabilities - 1.2%		0.01264	318,763
TOTAL NET ASSETS - 100.0%			$ 25,224,895

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown is the annualized yield as of June 30, 2026.
(b)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of June 30, 2026, was $24,906,132.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
June 30, 2026 (Unaudited)

COMMON STOCKS - (68.7)%	Shares	Value
Aerospace & Defense - (3.1)%
Boeing Co.	(895)	$ (193,740)
HEICO Corp.	(457)	(162,779)
Loar Holdings, Inc.	(1,733)	(139,697)
TransDigm Group, Inc.	(220)	(293,049)
		(789,265)

Banks - (1.1)%
Beacon Financial Corp.	(4,474)	(136,234)
Glacier Bancorp, Inc.	(2,728)	(140,710)
		(276,944)

Beverages - (0.5)%
Primo Brands Corp.	(5,307)	(129,703)

Building Products - (3.5)%
AAON, Inc.	(967)	(122,673)
Carrier Global Corp.	(4,208)	(308,657)
CSW Industrials, Inc.	(523)	(145,551)
Lennox International, Inc.	(518)	(296,788)
		(873,669)

Capital Markets - (10.7)%

Ares Management Corp. - Class A	(1,405)	(156,391)
Blackrock, Inc.	(248)	(238,467)
Blackstone, Inc.	(2,046)	(240,753)
Blue Owl Capital, Inc. - Class A	(7,187)	(62,886)
CME Group, Inc. - Class A	(889)	(196,318)
Cohen & Steers, Inc.	(2,034)	(154,869)
FactSet Research Systems, Inc.	(349)	(80,298)
Hamilton Lane, Inc. - Class A	(919)	(72,445)
Houlihan Lokey, Inc.	(725)	(97,244)
KKR & Co., Inc.	(2,314)	(212,379)
Lazard, Inc.	(2,909)	(122,003)
MarketAxess Holdings, Inc.	(823)	(93,402)
Moelis & Co. - Class A	(2,042)	(133,588)
Moody's Corp.	(582)	(263,599)
MSCI, Inc.	(395)	(221,216)
Perella Weinberg Partners	(6,198)	(98,920)
PJT Partners, Inc. - Class A	(848)	(127,997)
Tradeweb Markets, Inc. - Class A	(1,261)	(125,671)
		(2,698,446)

Chemicals - (2.1)%
International Flavors & Fragrances, Inc.	(3,298)	(261,268)
Stepan Co.	(1,674)	(93,275)
Westlake Corp.	(2,406)	(175,638)
		(530,181)

Commercial Services & Supplies - (3.4)%
Casella Waste Systems, Inc. - Class A	(1,206)	(116,946)
Cintas Corp.	(1,233)	(209,708)
RB Global, Inc.	(2,615)	(304,517)
Rollins, Inc.	(5,396)	(225,229)
		(856,400)

Consumer Staples Distribution & Retail - (0.6)%
Performance Food Group Co.	(1,307)	(146,110)

Containers & Packaging - (2.0)%
Packaging Corp. of America	(1,160)	(276,405)
Smurfit Westrock PLC	(5,224)	(241,662)
		(518,067)

Electric Utilities - (1.1)%
Xcel Energy, Inc.	(3,352)	(269,166)

Electronic Equipment, Instruments & Components - (1.2)%
Mirion Technologies, Inc.	(7,575)	(135,820)
Novanta, Inc.	(1,023)	(165,971)
		(301,791)

Entertainment - (2.7)%
Live Nation Entertainment, Inc.	(1,773)	(324,654)
Take-Two Interactive Software, Inc.	(1,476)	(368,970)
		(693,624)

Financial Services - (4.5)%
Affirm Holdings, Inc.	(3,999)	(326,119)
Apollo Global Management, Inc.	(1,985)	(234,845)

Corpay, Inc.	(826)	(275,281)
Toast, Inc. - Class A	(8,170)	(227,289)
Walker & Dunlop, Inc.	(1,381)	(75,541)
		(1,139,075)

Food Products - (1.0)%
Mondelez International, Inc. - Class A	(4,511)	(260,916)

Ground Transportation - (0.6)%
Marten Transport Ltd.	(8,516)	(147,753)

Health Care Equipment & Supplies - (3.1)%
Abbott Laboratories	(2,980)	(270,405)
Baxter International, Inc.	(4,085)	(87,092)
Intuitive Surgical, Inc.	(515)	(204,805)
Stryker Corp.	(734)	(231,093)
		(793,395)

Hotels, Restaurants & Leisure - (5.3)%
Caesars Entertainment, Inc.	(4,238)	(127,903)
Chipotle Mexican Grill, Inc.	(5,800)	(197,200)
DoorDash, Inc. - Class A	(1,182)	(218,114)
First Watch Restaurant Group, Inc.	(7,309)	(94,213)
Shake Shack, Inc. - Class A	(1,457)	(81,621)
Starbucks Corp.	(2,872)	(293,490)
Texas Roadhouse, Inc.	(1,671)	(322,887)
		(1,335,428)

Insurance - (4.5)%
Aon PLC - Class A	(713)	(236,495)
Arthur J. Gallagher & Co.	(894)	(205,235)
Brown & Brown, Inc.	(2,862)	(183,597)
Erie Indemnity Co. - Class A	(701)	(168,065)
Marsh & McLennan Cos., Inc.	(1,485)	(247,505)
Ryan Specialty Holdings, Inc.	(2,746)	(103,689)
		(1,144,586)

IT Services - (2.5)%
Cloudflare, Inc. - Class A	(1,397)	(342,656)
Snowflake, Inc. - Class A	(1,087)	(276,642)
		(619,298)

Life Sciences Tools & Services - (2.2)%
Bio-Techne Corp.	(1,769)	(124,980)
Repligen Corp.	(1,035)	(141,215)
Waters Corp.	(787)	(295,157)
		(561,352)

Machinery - (1.6)%
Hillman Solutions Corp.	(14,054)	(118,616)
Stanley Black & Decker, Inc.	(2,967)	(279,254)
		(397,870)

Oil, Gas & Consumable Fuels - (1.1)%
Williams Cos., Inc.	(3,598)	(267,475)

Professional Services - (0.5)%
TIC Solutions, Inc.	(14,290)	(115,606)

Software - (4.2)%
Braze, Inc. - Class A	(4,311)	(93,506)
Crowdstrike Holdings, Inc. - Class A	(325)	(248,021)
Datadog, Inc. - Class A	(1,148)	(298,893)
Palo Alto Networks, Inc.	(839)	(286,116)
Samsara, Inc. - Class A	(3,929)	(127,417)
		(1,053,953)

Specialty Retail - (1.1)%
Carvana Co.	(2,948)	(194,037)
Floor & Decor Holdings, Inc. - Class A	(1,230)	(73,013)
		(267,050)

Textiles, Apparel & Luxury Goods - (2.4)%
Amer Sports, Inc.	(7,223)	(244,426)
NIKE, Inc. - Class B	(3,567)	(146,426)
On Holding AG - Class A	(5,995)	(212,343)
		(603,195)

Tobacco - (0.5)%
Turning Point Brands, Inc.	(1,491)	(126,452)

Trading Companies & Distributors - (1.6)%
Herc Holdings, Inc.	(1,016)	(145,633)
Watsco, Inc.	(649)	(270,458)
		(416,091)
TOTAL COMMON STOCKS (Proceeds $18,560,313)		(17,332,861)

EXCHANGE TRADED FUNDS - (28.7)%	Shares	Value
Invesco Nasdaq 100 ETF	(5,781)	(1,751,470)
iShares Expanded Tech-Software Sector ETF	(6,350)	(575,310)
iShares S&P 500 Growth ETF	(11,712)	(1,610,751)
State Street Consumer Discretionary Select Sector SPDR ETF	(8,825)	(1,034,996)
State Street Consumer Staples Select Sector SPDR ETF	(6,356)	(527,993)
State Street Real Estate Select Sector SPDR ETF	(8,834)	(388,961)
State Street SPDR Portfolio S&P 500 ETF	(15,400)	(1,353,352)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $6,737,618)		(7,242,833)

TOTAL SECURITIES SOLD SHORT - (97.4)% (Proceeds $25,297,931)		$ (24,575,694)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Leuthold Grizzly Short Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$ –	$ 4,985,621	$ –	$ 4,985,621
Total Investments	$ –	$ 4,985,621	$ –	$ 4,985,621

Liabilities:
Investments:
Common Stocks	$ (17,332,861)	$ –	$ –	$ (17,332,861)
Exchange Traded Funds	(7,242,833)	–	–	(7,242,833)
Total Investments	$ (24,575,694)	$ –	$ –	$ (24,575,694)

Refer to the Schedule of Investments for further disaggregation of investment categories.